Warrants and Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Liabilities [Line Items]
Schedule of warrants vested and outstanding
			Number of Warrants
	Exercise	Term	Vested and
Source	Price	(Years)	Outstanding
Pre 2015 Common Stock Warrants	$1.00	6—10	4,000,000
2015 Common Stock Warrants	$1.15—5.00	5—10	442,000
Common Stock Warrants to Series B Stockholders	$0.00	5	718,750
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Common Stock Warrants to Placement Agent	$0.40	5	125,000
2017 Series D Common Stock Warrants to Placement Agent	$0.25	5	480,000
2017 Common Stock Warrants to Service Provider	$0.41	5	125,000
2018 Emerald Financing Warrants	$0.10	5	3,400,000
Emerald Multi-Draw Credit Agreement Warrants	$0.50	5	7,500,000
2019 Common Stock Warrants	$0.35	5	8,000,000
Total warrants vested and outstanding as of March 31, 2020			24,830,750

			Number of Warrantsv
	Exercise	Term	Vested and
Source	Price	(Years)	Outstanding
Pre 2015 Common Stock Warrants	$1.00	6—10	4,000,000
2015 Common Stock Warrants	$1.15—5.00	5—10	442,000
Common Stock Warrants to Series B Stockholders	$0.00	5	1,031,250
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Common Stock Warrants to Placement Agent	$0.40	5	125,000
2017 Series D Common Stock Warrants to Placement Agent	$0.25	5	480,000
2017 Common Stock Warrants to Service Provider	$0.41	5	125,000
2018 Emerald Financing Warrants	$0.10	5	3,400,000
Emerald Multi Draw Credit Agreement Warrants	$0.50	5	7,500,000
2019 Common Stock Warrants	$0.35	5	8,000,000
Total warrants vested and outstanding as of December 31, 2019			25,143,250

Schedule of the activity of derivative liabilities
	Three Months Ended March 31, 2020
	December 31, 2019, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Liabilities	Reclassification of Derivatives to Equity	March 31, 2020, Fair Value of Derivative Liabilities
Emerald Multi-Draw Credit Agreement - compound derivative liability (1)	$90,797	$—	$100,085	$—	$190,882
Emerald Financing - warrant liability (2)	276,024	—	(81,879)	—	194,145
Series B - warrant liability (3)	134,579	—	(54,109)	(26,563)	53,907
Total derivative liabilities	$501,400	$—	$(35,903)	$(26,563)	$438,934
Less, noncurrent portion of derivative liabilities	(90,797)				(190,882)
Current balance of derivative liabilities	$410,603				$248,052

	Three Months Ended March 31, 2019
	December 31, 2018, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities	Reclassification of Derivatives to Equity	March 31, 2019, Fair Value of Derivative Liabilities
Emerald Multi-Draw Credit Agreement - compound derivative liability (1)	$219,453	$516,058	$227,858	$—	$963,369
Emerald Financing - warrant liability (2)	15,251,413	—	12,239,322	—	27,490,735
Series B - warrant liability (3)	487,500	—	353,438	—	840,938
Total derivative liabilities	$15,958,366	$516,058	$12,820,618	$—	$29,295,042
Less, noncurrent portion of derivative liabilities	(219,453)				(963,369)
Current balance of derivative liabilities	$15,738,913				$28,331,673

	Year Ended December 31, 2019
	December 31, 2018, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Liabilities	Reclassification of Derivatives to Equity or Extinguishment	December 31, 2019, Fair Value of Derivative Liabilities
Emerald Multi Draw Credit Agreement - compound derivative liability (1)	$219,453	$516,058	$(484,147)	$(160,567)*	$90,797
Emerald Financing - warrant liability (2)	15,251,413	—	(9,042,066)	(5,933,323)	276,024
Series B - warrant liability (3)	487,500	—	(208,546)	(144,375)	134,579
Total derivative liabilities	$15,958,366	$516,058	$(9,734,759)	$(6,238,265)	$501,400
Less, noncurrent portion of derivative liabilities	(219,453)				(90,797)
Current balance of derivative liabilities	$15,738,913				$410,603

*This amount has been included in the calculation of the extinguishment loss recorded in connection with the prepayment of the Emerald Credit Agreement as described in Note 4 below.

	Year Ended December 31, 2018
	December 31, 2017, Fair Value of Derivative Liabilities	Fair Value of Derivative Liabilities Issued	Change in Fair value of Derivative Liabilities**	Reclassification of Derivatives to Equity	December 31, 2018, Fair Value of Derivative Liabilities
Emerald Multi Draw Credit Agreement - compound derivative liability (1)	$—	$204,102	$15,351	$—	$219,453
Emerald Financing - warrant liability (2)	—	10,424,634	4,826,779	—	15,251,413
Series B - warrant liability (3)	551,322	—	1,476,044	(1,539,866)	487,500
Emerald Convertible Promissory Note - conversion liability (4)	265,000	360,000	185,000	(810,000)	—
Series B Preferred Stock - conversion liability (5)	6,715	—	—	(6,715)	—
Total derivative liabilities	$823,037	$10,988,736	$6,503,174	$(2,356,581)	$15,958,366
Less, noncurrent portion of derivative liabilities	(551,322)				(219,453)
Current balance of derivative liabilities	$271,715				$15,738,913

**The change in fair value of derivative liabilities for the year ended December 31, 2018, relate partially to the Company determining it had sufficient trading activity to utilize the actual volatility of the trading of the Company’s common stock as an input to the volatility assumption when computing the fair value of derivative liabilities. The volatility assumption was updated as of October 1, 2018 to incorporate the Company’s own volatility with six similar companies to develop a blended average. The Company had previously estimated the volatility assumption by averaging the volatility of six similar entities which had resulted in a lower volatility. The increase in value of the volatility assumption has led to a higher valuation of the derivative liabilities as disclosed below.

Schedule of the adjustment for the difference between the fair value of the warrant liabilities and the total proceeds received
	Closing
	January 2018	February 2018	Total
Initial fair value of Emerald Financing Warrant Liability	$4,717,211	$5,707,423	$10,424,634
Less: proceeds from the Emerald Financing	1,500,000	1,750,000	3,250,000
Excess over proceeds adjustment	3,217,211	$3,957,423	$7,174,634

2019 Common Stock Warrants
Derivative Liabilities [Line Items]
Schedule of input and valuation technique used to value warrant liabilities
At Issuance
Dividend yield	0.00%
Volatility factor	93.08%
Risk-free interest rate	1.62%
Expected term (years)	5.0
Underlying common stock price	$0.22

Series B - warrant liability
Derivative Liabilities [Line Items]
Schedule of input and valuation technique used to value warrant liabilities
	As of March 31, 2020	As of December 31, 2019
Dividend yield	0.00%	0.00%
Volatility factor	79.8%	79.2%
Risk-free interest rate	0.13%	1.60%
Expected term (years)	0.39	0.64
Underlying common stock price	$0.08	$0.13

	As of December 31,
	2019	2018
Dividend yield	0.00%	0.00%
Volatility factor	79.2%	93.0%
Risk-free interest rate	1.60%	2.79%
Expected term (years)	0.64	1.64—1.65
Underlying common stock price	$0.13	$0.40

Emerald Multi-Draw Credit Agreement Warrants
Derivative Liabilities [Line Items]
Schedule of input and valuation technique used to value derivative liabilities
At Issuance
Dividend yield	0.00%
Volatility factor	91.6-92.1%
Risk-free interest rate	2.23-2.51%
Expected term (years)	5.0
Underlying common stock price	$0.33—0.69

Schedule of input and valuation technique used to value warrant liabilities

At Issuance
Dividend yield	0.00%
Volatility factor	91.6-92.1%
Risk-free interest rate	2.23-2.51%
Expected term (years)	5.0
Underlying common stock price	$0.33-0.69

At Issuance
Dividend yield	0.00%
Volatility factor	92.5%
Risk-free interest rate	2.96%
Expected term (years)	5.0
Underlying common stock price	$0.36

Emerald Multi-Draw Credit Agreement Warrants
Derivative Liabilities [Line Items]
Schedule of input and valuation technique used to value derivative liabilities
March 31, 2020
Volatility factor	79.8%
Benchmarked yield	18.46%
Remaining term (years)	2.55
Underlying common stock price	$0.08

Emerald Convertible Promissory Note Conversion Liability
Derivative Liabilities [Line Items]
Schedule of input and valuation technique used to value warrant liabilities
January 19, 2018
Dividend yield	0.00%
Volatility factor	70.0%
Risk-free interest rate	1.29%
Expected term (years)	0.003
Underlying common stock price	$0.19

Emerald Financing Warrant Liability
Derivative Liabilities [Line Items]
Schedule of input and valuation technique used to value warrant liabilities
	March 31, 2020	December 31, 2019
Dividend yield	0.00%	0.00%
Volatility factor	81.4%	79.5%
Risk-free interest rate	0.28%	1.62%
Expected term (years)	2.88	3.13
Underlying common stock price	$0.08	$0.13

Emerald Financing Warrant Liability
Derivative Liabilities [Line Items]
Schedule of input and valuation technique used to value warrant liabilities
	December 31, 2019	December 31, 2018	At Issuance
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	79.5%	92.1—92.4%	70.0%
Risk-free interest rate	1.62%	2.49%	2.45—2.60%
Expected term (years)	3.13	4.05—4.13	5.0
Underlying common stock price	$0.13	$0.40	$0.29—0.30